SEGMENTAL INFORMATION - Profit (Loss) and Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Cost of sales	$ 2,857	$ 2,699	$ 2,626
Gross profit (loss)	1,172	1,709	904
Amortisation	477	570	583
Operating segments
Disclosure of operating segments [line items]
Cost of sales	3,207	3,039	3,054
Gross profit (loss)	1,483	2,017	1,092
Amortisation	582	674	720
Discontinued operations - South Africa
Disclosure of operating segments [line items]
Cost of sales	0	287	479
Gross profit (loss)	0	83	79
Amortisation	0	0	61
Aggregate continuing and discontinued operations
Disclosure of operating segments [line items]
Cost of sales	2,857	2,986	3,105
Gross profit (loss)	1,172	1,792	983
Amortisation	477	570	644
Africa | Operating segments
Disclosure of operating segments [line items]
Cost of sales	1,650	1,572	1,601
Gross profit (loss)	999	1,201	605
Amortisation	268	349	367
Australia | Operating segments
Disclosure of operating segments [line items]
Cost of sales	740	705	632
Gross profit (loss)	153	286	221
Amortisation	150	160	173
Americas | Operating segments
Disclosure of operating segments [line items]
Cost of sales	822	764	822
Gross profit (loss)	325	532	265
Amortisation	161	163	177
Corporate and other | Operating segments
Disclosure of operating segments [line items]
Cost of sales	(5)	(2)	(1)
Gross profit (loss)	6	(2)	1
Amortisation	3	2	3
Equity-Accounted Investments | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Cost of sales	(350)	(340)	(428)
Gross profit (loss)	(311)	(308)	(188)
Amortisation	$ (105)	$ (104)	$ (137)
Gold, ounces | Two customers
Disclosure of operating segments [line items]
Percentage of gold sold to two customers (in percent)	59.00%
Gold, ounces | ANZ Investment Bank Ltd
Disclosure of operating segments [line items]
Percentage of gold sold to two customers (in percent)	20.00%
Gold, ounces | Standard Chartered Bank
Disclosure of operating segments [line items]
Percentage of gold sold to two customers (in percent)	23.00%
Gold, ounces | Bank of Montreal
Disclosure of operating segments [line items]
Percentage of gold sold to two customers (in percent)	16.00%